Summary of Significant Accounting Policies - Deferred Transaction Costs (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Deferred transaction costs	$ 2,224,203	$ 1,629,758
Avalanche Treasury Company, LLC
Summary of Significant Accounting Policies
Deferred transaction costs	$ 3,537,869	$ 1,845,131